SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Computed expected income tax (benefit) expense	$ (1,752,944)	$ (2,479,885)	$ (4,600,631)
Tax rate differential benefit from tax holiday	227,985	950,843	1,805,951
Permanent differences arising from consolidation	(1,011,482)	(589,598)	248,636
Tax effect of deductible temporary differences not recognized	170,383	837,438	1,826,684
Tax effect of tax losses unrecognised	2,435,927	1,286,523	648,004
Income tax expense (benefit)	$ 69,869	$ 5,321	$ (71,316)